Financial instruments	12 Months Ended
Dec. 31, 2019
Financial instruments
Financial instruments

26    Financial instruments

The Company holds the following financial instruments:

Financial assets	Assets at FVPL	Assets at amortized cost	Total
December 31, 2019
Cash and cash equivalents	48,900	—	48,900
Financial investments	498,584	80,910	579,494
Trade receivables	—	329,428	329,428
Financial instruments from acquisition of interests	35,946	—	35,946
Related parties	—	16,111	16,111
Other assets	—	4,109	4,109
	583,430	430,558	1,013,988

	Assets at FVPL	Assets at amortized cost	Total
December 31, 2018
Cash and cash equivalents	12,301	—	12,301
Financial investments	2,370	808,789	811,159
Trade receivables	—	136,611	136,611
Financial instruments from acquisition of interests	26,630	—	26,630
Related parties	—	1,226	1,226
	41,301	946,626	987,927

		Liabilities at
Financial liabilities	Liabilities at FVPL	amortized cost	Total
December 31, 2019
Trade payables	—	34,521	34,521
Financial instruments from acquisition of interests	33,940	—	33,940
Accounts payable to selling shareholders	328,668	887,564	1,216,232
Leases liabilities	—	25,857	25,857
Loans and financing	—	98,561	98,561
	362,608	1,046,503	1,409,111
December 31, 2018
Trade payables	—	14,845	14,845
Financial instruments from acquisition of interests	25,097	—	25,097
Accounts payable to selling shareholders	—	181,381	181,381
	25,097	196,226	221,323

The Company’s exposure to certain risks associated with the financial instruments is discussed in Note 27.

The maximum exposure to credit risk at the end of the reporting period is the carrying amount of each class of financial assets mentioned above.

(a) Financial instruments at fair value through profit or loss

Financial investments

The Company designated part of its financial investments as financial assets at fair value through profit or loss, related to investment fund which investments were entered to achieve 99.37% of the CDI. The Company designated these investments at fair value through profit or loss, given the swaps exist solely for the counterparty to deliver a fixed return on CDI. See Note 6 for more details on the financial investments.

Derivative instruments

The Company acquired entities under business combinations and through the acquisition of interests in associates and joint ventures. The share purchase agreements contain put and call options and forward contracts that are also measured at fair value through profit or loss.

As of and for the years ended December 31, 2019, 2018 and 2017 none of the Company’s derivatives have been designated as hedges for accounting purposes.

(ii) Amounts recognized in profit or loss

Changes in fair values of financial instruments at fair value through profit or loss are recorded in finance income (costs) in profit or loss (gain of R$ 473, gain of R$ 659 and loss of R$ 6,657 for the years ended in December 31, 2019, 2018 and 2017, respectively).

(b) Recognized fair value measurements

(i) Fair value hierarchy

The table below explains the judgements and estimates made in determining the fair values of the financial instruments that are recognized and measured at fair value through profit or loss in the consolidated financial statements. To provide an indication about the reliability of the inputs used in determining fair value, the Company has classified its financial instruments into the three levels.

Assets and liabilities are measured and recognized at fair value as follows:

	Hierarchy	2019	2018
Financial assets
Cash and cash equivalents	Level 2	48,900	12,301
Financial investments	Level 2	498,584	2,370
Derivative financial instruments	Level 3	35,946	26,630

Financial liabilities
Derivative financial instruments	Level 3	33,940	25,097
Accounts payable to selling shareholders	Level 3	328,668	—

As of December 31, 2019, and 2018, the Company assessed the fair values of its financial instruments. This assessment does not indicate fair values significantly different from the carrying amounts. The estimated realizable values of financial assets and liabilities were determined based on available market information and appropriate valuation methodologies.

The Company’s policy is to recognize transfers into and transfers out of fair value hierarchy levels as at the end of the reporting period.

There were no transfers between levels for recurring fair value measurements during the financial statements’ periods presented herein.

(ii) Valuation techniques used to determine fair values

Specific valuation techniques used to value financial instruments include:

•	the use of quoted market prices or dealer quotes for similar instruments;
•	the fair value of derivatives is calculated with Black & Scholes; and
•	the fair value of the remaining financial instruments is determined using discounted cash flow analysis.

All of the resulting fair value estimates are included in level 2 except for contingent consideration and certain derivative contracts, where the fair values have been determined based on present values and the discount rates used were adjusted for counterparty or own credit risk.

If the inputs used to measure the fair value of an asset or a liability fall into different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

(iii) Fair value measurements using significant unobservable inputs (level 3)

The following table presents the changes in level 3 items for the years ended December 31, 2019, 2018 and 2017.

	Financial instruments	Financial instruments
	from acquisition of	from acquisition of	Accounts payable to
Recurring fair value measurements	interests (assets)	interests (liabilities)	selling shareholders
Balance as of December 31, 2016	20,610	(30,076)	—
Acquisitions	—	(364)	(30,144)
Disposals	(4,542)	19,852	—
Interest expense	—	—	(6,486)
Deferred revenue in Escola de Aplicação São José dos Campos	—	51	—
Losses recognized in statement of income	(3,557)	(3,100)	—
Balance as of December 31, 2017	12,511	(13,637)	(36,630)
Payment of capital increase in Geekie	—	2,000	—
Changes in accounts payable to selling shareholders	—	—	(129,430)
Interest expense	—	—	(8,350)
Deferred revenue in Escola de Aplicação São José dos Campos	—	50	—
Gains (losses) recognized in statement of income (loss)	14,119	(13,510)	—
Balance as of December 31, 2018	26,630	(25,097)	(174,410)
Acquisition of Nave à Vela	—	—	(58,194)
Payment of acquisition of Nave à Vela	—	—	21,098
Changes in accounts payable to selling shareholders	—	—	(89,403)
Interest expense	—	—	(35,127)
Deferred revenue in Escola de Aplicação São José dos Campos Ltda.	—	54	—
Fair value held in step acquisitions	—	—	7,368
Gains (loss) recognized in statement of income	9,316	(8,897)	—
Balance as of December 31, 2019	35,946	(33,940)	(328,668)

(iv) Transfers between levels 2 and 3

In the years ended December 31, 2019, 2018 and 2017, the Company did not transfer any financial instruments from level 2 into level 3.

(v) Valuation processes

The finance department of the Company performs and reviews the valuations of items required for financial reporting purposes, including level 3 fair values. Discussions of valuation processes and results conform with the Company’s yearly reporting periods. Also, the Company hires specialists to measure fair value of certain financial assets and liabilities independently.

The main level 3 inputs used by the Company are derived and evaluated as follows:

•

Discount rates for financial assets and financial liabilities are determined using a capital asset pricing model to calculate a pre-tax rate that reflects current market assessments of the time value of money and the risk specific to the asset.

•	Risk adjustments specific to the counterparties (including assumptions about credit default rates) are derived from observable market data of credit risk grading.
•	Earnings growth factors for unlisted equity securities are estimated based on market information for similar types of companies.
•

Contingent consideration – expected cash outflows are estimated based on the terms of the business combinations and the entity’s knowledge of the business as well as how the current economic environment is likely to impact it.